Average Annual Total Returns - AMG River Road Small Cap Value Fund	Feb. 01, 2021
Class N
Average Annual Return:
1 Year	1.84%
5 Years	11.76%
10 Years	9.51%
Since Inception		[1]
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	1.84%
5 Years	9.59%
10 Years	7.20%
Since Inception		[1]
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.09%
5 Years	8.80%
10 Years	7.07%
Since Inception		[1]
Class I
Average Annual Return:
1 Year	2.02%
5 Years	12.04%
10 Years	9.79%
Since Inception		[1]
Class Z
Average Annual Return:
1 Year	2.24%
5 Years
10 Years
Since Inception	7.96%	[1]
Inception Date	Sep. 29, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.